Advances to suppliers (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance at beginning of period	$ 4,156,761	$ 3,717,708
Change of allowance for doubtful accounts	(156,981)	738,922
Translation adjustments	(196,575)	(299,869)
Balance at end of period	3,803,205	4,156,761
Suppliers [Member]
Balance at beginning of period	65,627	38,746
Change of allowance for doubtful accounts	(14,353)	49,038
Write off	0	(18,030)
Translation adjustments	(2,577)	(4,127)
Balance at end of period	$ 48,697	$ 65,627